Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 79,259	$ 46,848
Trade accounts receivable, net	2,102	7,721
Other receivables	2,691	3,674
Inventories	1,181	3,791
Voyages in progress	0	931
Prepaid expenses and accrued income	616	3,413
Total current assets	85,849	66,378
Long term assets
Restricted cash	15,000	15,000
Vessels, net	273,826	436,273
Vessel held for sale	21,523	0
Deferred charges	1,222	2,110
Other long term assets	0	1,458
Total assets	397,420	521,219
Current liabilities
Current portion of long-term debt	4,700	3,600
Related party payables	0	319
Trade accounts payable	1,277	2,056
Accrued expenses	2,501	4,514
Deferred charter revenue	3,020	658
Total current liabilities	11,498	11,147
Long-term liabilities
Long-term debt	106,978	150,140
Deferred charter revenue	1,250	0
Total liabilities	119,726	161,287
Commitments and contingencies
Equity
Share capital (24,437,000 shares outstanding, par value $0.01, 2011: 24,425,699)	244	244
Additional paid in capital	131,766	131,256
Contributed capital surplus	149,700	179,019
Retained (deficit) earnings	(4,016)	49,413
Total equity	277,694	359,932
Total liabilities and equity	$ 397,420	$ 521,219